Nature of Operations and Organization (Details)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($) $ / shares	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) $ / shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) MWh $ / shares	Dec. 31, 2022 USD ($) $ / shares	May 09, 2024 $ / shares
Nature of Operations and Organization [Line Items]
Maximum electricity on recycled nuclear fuel and fresh fuel cab be produced | MWh							15
History of effective waste recycling capabilities by experimental breeder reactor-ii					30 years		30 years
Cash and cash equivalents	$ 105,676,772				$ 105,676,772		$ 9,867,588	$ 9,653,528
Net loss	(29,345,984)	$ (24,022,085)	$ (4,474,829)	$ (4,708,973)	(53,368,069)	$ (9,183,802)	(32,172,657)	(10,023,891)
Net cash used in operating activities					(17,040,149)	$ (6,820,207)	(15,997,695)	(9,992,525)
Accumulated deficit	$ (114,861,513)				$ (114,861,513)		$ (61,493,444)	$ (29,320,787)
Substantial Doubt about Going Concern, Beyond One Year [true false]							true
Common stock, par value | $ / shares	$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Class A Common Stock
Nature of Operations and Organization [Line Items]
Common stock, par value | $ / shares									$ 0.0001
Legacy Oklo | Class A Common Stock
Nature of Operations and Organization [Line Items]
Exchange ratio									6.062
Legacy Oklo | AltC
Nature of Operations and Organization [Line Items]
Net cash from the Business Combination							$ 260,859,623